OTHER NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT ASSETS
OTHER NONCURRENT ASSETS

9. OTHER NONCURRENT ASSETS

        Other noncurrent assets consisted of the following (dollars in millions):

	December 31,
	2011	2010
Pension assets	$100	$75
Debt issuance costs	31	33
Capitalized turnaround costs	141	164
Spare parts inventory	89	81
Catalyst assets	23	21
Deposits	31	55
Other	67	66

Total	$482	$495

        Amortization expense of catalyst assets for the years ended December 31, 2011, 2010 and 2009 was $12 million, $12 million and $14 million, respectively.